Financial Risk Management - Additional Information (Detail) - JPY (¥)	Mar. 31, 2022	Mar. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount accrued for estimated losses	¥ 0
Undiscounted maximum amount of payment for guarantee obligations	119,168,000,000	¥ 92,751,000,000
Guarantee of employee loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted maximum amount of payment for guarantee obligations	¥ 7,098,000,000	¥ 8,343,000,000
Consumer finance receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Collateral values in excess for percentage of carrying amounts	90.00%	70.00%
Dealer finance receivable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Collateral values in excess for percentage of carrying amounts	100.00%	90.00%
Percentage of appreciation of the Japanese yen against the U.S. dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis, percentage	1.00%	1.00%
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis, percentage	1.00%	1.00%